SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933 ☒

Pre-Effective Amendment No. ☐

Post-Effective Amendment No. 61 ☒

and

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940 ☒

Amendment No. 64 ☒

Tweedy, Browne Fund Inc.

(Exact Name of Registrant as Specified in Charter)

One Station Place, Suite 303

Stamford, CT 06902

(Address of Principal Executive Offices, including Zip Code)

Registrant’s Telephone Number, including Area Code: (203) 703-0600

Name and Address of Agent for Service:	Copy to:
Susan Lively Tweedy, Browne Company LLC One Station Place, Suite 303 Stamford, CT 06902	Kenneth E. Burdon, Esq. Simpson Thacher & Bartlett LLP 855 Boylston Street, 9th Floor Boston, MA 02116

☒	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

The purpose of this Post-Effective Amendment is to designate a new effective date, September 2, 2026, for the Post-Effective Amendment previously filed on June 4, 2026, for the fund(s).

The Prospectus(es), Statement(s) of Additional Information (SAI), and Part C for the fund(s) are identical to those filed in Post-Effective Amendment No. 59, and the Prospectus(es), SAI(s), and Part C are incorporated herein in their entirety by reference to Post-Effective Amendment No. 59.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended (the “Securities Act”), and the Investment Company Act of 1940, as amended, the Registrant has duly caused this Post-Effective Amendment No. 61 to the Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Stamford and the State of Connecticut on the 31st day of July, 2026.

TWEEDY, BROWNE FUND INC.

By:	/s/ Thomas H. Shrager
Thomas H. Shrager
President

Pursuant to the requirements of the Securities Act, this Post-Effective Amendment No. 59 to the Registration Statement has been signed below by the following persons in the capacities and on the date indicated.

Signature	Title	Date

/s/ Thomas H. Shrager
Thomas H. Shrager	President and Director	July 31, 2026

/s/ Robert Q. Wyckoff, Jr.
Robert Q. Wyckoff, Jr.	Chairman and Director	July 31, 2026

/s/ Roger R. de Bree
Roger R. de Bree	Treasurer	July 31, 2026

/s/ Richard B. Salomon
Richard B. Salomon	Director	July 31, 2026

/s/ Robert C. Elliott
Robert C. Elliott	Director	July 31, 2026

/s/ Jack E. Fockler
Jack E. Fockler	Director	July 31, 2026

/s/ Jeannine G. Caruso
Jeannine G. Caruso	Director	July 31, 2026

/s/ Thomas W. Oakley
Thomas W Oakley	Director	July 31, 2026

/s/ Jay Hill
Jay Hill	Director	July 31, 2026